Provisions for pensions and similar obligations (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions for pensions and similar obligations [Abstract]
Provisions for pensions and similar obligations	R$ 3,923,457	R$ 2,710,627	R$ 2,696,653
SantanderPrevi defined contribution amount
SantanderPrevi defined contribution amount	R$ 86,449	R$ 87,603
Actuarial Techniques
Nominal discount rate for actuarial obligation and calculation of interest on assets - Banesprev, Sanprev, SantanderPrevi, Bandeprev and other plans	9.53%	10.90%	12.30%
Nominal discount rate for actuarial obligation and calculation of interest on assets - Cabesp, Law 9,656 and other obligations	9.65%	10.80%	12.03%
Estimated long-term inflation rate - Banesprev, Sanprev, SantanderPrevi, Bandeprev and other plans	4.00%	4.50%	4.50%
Estimate salary increase rate - Banesprev, Sanprev, SantanderPrevi, Bandeprev and other plans	5.00%	5.00%	5.00%
Actual return on plan assets
Actual return on plan assets	R$ 3,021,950	R$ 4,900,380	R$ 2,503,610